Equity (Details) - $ / shares				12 Months Ended
	Dec. 19, 2024	Oct. 12, 2023	Aug. 11, 2023	Jun. 30, 2025	Oct. 15, 2024	Jun. 30, 2024
Equity [Line Items]
Authorized share capital		50,000
Percentage of statutory surplus reserve				10.00%
Percentage of registered capital				50.00%
Share Subdivision [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00001
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.00001		$ 0.00001
Number of shares		10
Redesignated shares		820
Ordinary shares				4,980,000,000		4,980,000,000
Shares issued				12,650,000		8,700,000
Vote for each ordinary share		one
Shares outstanding				12,650,000		8,700,000
Ordinary Shares [Member]
Equity [Line Items]
Redesignated shares, par value (in Dollars per share)		$ 0.00001
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.00001		$ 0.00001
Redesignated shares		130
Ordinary shares				20,000,000		20,000,000
Shares issued				1,300,000		1,300,000
Vote for each ordinary share		ten
Shares outstanding				1,300,000		1,300,000
Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued			95
Per share (in Dollars per share)			$ 0.0001
Ordinary shares, par value (in Dollars per share)		$ 0.00001
Stock of ordinary share		5,000,000,000
Originally issued ordinary shares		95
Shares outstanding	12,650,000
Ordinary Shares [Member] | Share Subdivision [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Redesignated shares		5,000,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued	1,800,000			2,150,000
Ordinary shares, par value (in Dollars per share)		$ 0.00001
Ordinary shares		4,980,000,000
Shares issued		20,000,000			2,150,000
Shares outstanding	10,850,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued
Shares outstanding	1,300,000